Schedule of Investments (unaudited)	iShares® Russell Top 200 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Boeing Co. (The)(a)	50,540	$6,909,829
Lockheed Martin Corp.	70,669	30,384,843
Northrop Grumman Corp.	5,078	2,430,179
		39,724,851
Air Freight & Logistics — 0.8%
United Parcel Service Inc., Class B	195,237	35,638,562
Automobiles — 3.9%
Tesla Inc.(a)	252,472	170,019,694

Beverages — 2.8%
Coca-Cola Co. (The)	871,927	54,852,928
Monster Beverage Corp.(a)	101,918	9,447,799
PepsiCo Inc.	347,822	57,968,014
		122,268,741
Biotechnology — 3.2%
AbbVie Inc.	526,228	80,597,080
Amgen Inc.	133,552	32,493,202
Moderna Inc.(a)	6,113	873,242
Regeneron Pharmaceuticals Inc.(a)	4,489	2,653,582
Vertex Pharmaceuticals Inc.(a)	71,892	20,258,447
		136,875,553
Capital Markets — 1.1%
Blackstone Inc., NVS	208,457	19,017,532
Charles Schwab Corp. (The)	251,571	15,894,256
Moody's Corp.	44,685	12,152,979
		47,064,767
Chemicals — 0.8%
Ecolab Inc.	65,490	10,069,742
Linde PLC	31,288	8,996,239
Sherwin-Williams Co. (The)	71,301	15,965,007
		35,030,988
Commercial Services & Supplies — 0.4%
Waste Management Inc.	115,889	17,728,699

Consumer Finance — 0.0%
American Express Co.	11,247	1,559,059

Electrical Equipment — 0.1%
Emerson Electric Co.	55,850	4,442,309

Entertainment — 0.3%
Netflix Inc.(a)	58,552	10,238,988
Walt Disney Co. (The)(a)	36,206	3,417,847
		13,656,835
Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	105,957	27,081,550
Crown Castle International Corp.	128,462	21,630,431
Equinix Inc.	20,440	13,429,489
Public Storage	36,787	11,502,191
		73,643,661
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	131,827	63,182,045
Sysco Corp.	151,588	12,841,019
		76,023,064
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	67,126	7,293,240
Baxter International Inc.	23,271	1,494,697
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(a)	184,070	$17,503,216
Intuitive Surgical Inc.(a)	98,166	19,702,898
Stryker Corp.	56,182	11,176,285
		57,170,336
Health Care Providers & Services — 3.7%
Cigna Corp.	14,726	3,880,596
Elevance Health Inc.	21,733	10,487,911
HCA Healthcare Inc.	4,079	685,517
Humana Inc.	26,661	12,479,214
McKesson Corp.	8,430	2,749,950
UnitedHealth Group Inc.	253,439	130,173,874
		160,457,062
Hotels, Restaurants & Leisure — 1.5%
Airbnb Inc., Class A(a)(b)	111,853	9,963,865
Booking Holdings Inc.(a)	12,090	21,145,289
Marriott International Inc./MD, Class A	81,354	11,064,958
McDonald's Corp.	53,620	13,237,706
Starbucks Corp.	122,426	9,352,122
		64,763,940
Household Products — 1.5%
Colgate-Palmolive Co.	152,099	12,189,214
Kimberly-Clark Corp.	59,153	7,994,528
Procter & Gamble Co. (The)	303,151	43,590,082
		63,773,824
Industrial Conglomerates — 0.3%
General Electric Co.	18,185	1,157,839
Honeywell International Inc.	59,375	10,319,969
		11,477,808
Insurance — 1.3%
Aon PLC, Class A	59,091	15,935,661
Marsh & McLennan Companies Inc.	133,301	20,694,980
Progressive Corp. (The)	151,397	17,602,929
		54,233,570
Interactive Media & Services — 8.1%
Alphabet Inc., Class A(a)	77,912	169,790,505
Alphabet Inc., Class C, NVS(a)	71,154	155,645,817
Meta Platforms Inc, Class A(a)	145,420	23,448,975
		348,885,297
Internet & Direct Marketing Retail — 6.5%
Amazon.com Inc.(a)	2,646,467	281,081,260

IT Services — 6.8%
Accenture PLC, Class A	188,664	52,382,560
Automatic Data Processing Inc.	114,128	23,971,445
Fiserv Inc.(a)	16,054	1,428,324
International Business Machines Corp.	178,992	25,271,881
Mastercard Inc., Class A.	256,313	80,861,625
PayPal Holdings Inc.(a)	105,747	7,385,370
Snowflake Inc., Class A(a)	54,377	7,561,666
Visa Inc., Class A	490,188	96,513,115
		295,375,986
Life Sciences Tools & Services — 0.3%
Danaher Corp.	13,055	3,309,704
Thermo Fisher Scientific Inc.	14,158	7,691,758
		11,001,462
Machinery — 1.5%
Caterpillar Inc.	138,315	24,725,189
Deere & Co.	83,463	24,994,665

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Illinois Tool Works Inc.	83,074	$15,140,237
		64,860,091
Media — 0.4%
Charter Communications Inc., Class A(a)(b)	34,479	16,154,446

Metals & Mining — 0.0%
Southern Copper Corp.	16,648	829,237

Multiline Retail — 0.6%
Dollar General Corp.	68,163	16,729,927
Target Corp.	75,676	10,687,721
		27,417,648
Oil, Gas & Consumable Fuels — 0.8%
EOG Resources Inc.	127,584	14,090,377
Occidental Petroleum Corp.	201,926	11,889,403
Pioneer Natural Resources Co.	39,287	8,764,144
		34,743,924
Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	68,378	17,413,825

Pharmaceuticals — 2.8%
Eli Lilly & Co.	204,220	66,214,250
Merck & Co. Inc.	315,599	28,773,161
Zoetis Inc.	140,185	24,096,400
		119,083,811
Road & Rail — 1.3%
CSX Corp.	162,320	4,717,020
Uber Technologies Inc.(a)	489,109	10,007,170
Union Pacific Corp.	186,922	39,866,724
		54,590,914
Semiconductors & Semiconductor Equipment — 7.7%
Advanced Micro Devices Inc.(a)	378,961	28,979,148
Analog Devices Inc.	31,115	4,545,590
Applied Materials Inc.	262,531	23,885,071
Broadcom Inc.	118,899	57,762,323
KLA Corp.	44,511	14,202,570
Lam Research Corp.	41,289	17,595,307
Micron Technology Inc.	62,507	3,455,387
Nvidia Corp.	717,056	108,698,519
Qualcomm Inc.	333,630	42,617,896
Texas Instruments Inc.	188,054	28,894,497
		330,636,308
Software — 17.6%
Adobe Inc.(a)	140,508	51,434,359
Atlassian Corp. PLC, Class A(a)	40,543	7,597,758
Security	Shares	Value

Software (continued)
Autodesk Inc.(a)	64,975	$11,173,101
Intuit Inc.	82,051	31,625,737
Microsoft Corp.	2,227,915	572,195,409
Oracle Corp.	309,471	21,622,739
Palo Alto Networks Inc.(a)	28,892	14,270,915
Salesforce Inc.(a)	61,563	10,160,358
ServiceNow Inc.(a)	59,615	28,348,125
VMware Inc., Class A.	30,146	3,436,041
Workday Inc., Class A(a)	57,718	8,056,278
		759,920,820
Specialty Retail — 2.3%
Home Depot Inc. (The)	178,439	48,940,464
Lowe's Companies Inc.	169,961	29,687,088
TJX Companies Inc. (The)	349,662	19,528,623
		98,156,175
Technology Hardware, Storage & Peripherals — 14.4%
Apple Inc.	4,552,952	622,479,597

Textiles, Apparel & Luxury Goods — 0.9%
Nike Inc., Class B	364,832	37,285,830

Total Long-Term Investments — 99.8%
(Cost: $3,947,969,167)		4,305,469,954

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	34,907	34,903
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	6,140,000	6,140,000

Total Short-Term Securities — 0.2%
(Cost: $6,174,893)		6,174,903

Total Investments in Securities — 100.0%
(Cost: $3,954,144,060)		4,311,644,857

Other Assets Less Liabilities — 0.0%		1,309,978

Net Assets — 100.0%		$4,312,954,835

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Growth ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,926,531	$—	$(8,888,519	)(a)	$(1,926)	$(1,183)	$34,903	34,907	$15,142	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,166,000	—	(26,000	)(a)	—	—	6,140,000	6,140,000	11,425		—
					$(1,926)	$(1,183)	$6,174,903		$26,567		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	11	09/16/22	$1,412	$(56,659)
NASDAQ 100 E-Mini Index	23	09/16/22	5,304	(206,688)
				$(263,347)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Growth ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$4,305,469,954	$—	$—	$4,305,469,954
Money Market Funds	6,174,903	—	—	6,174,903
	$4,311,644,857	$—	$—	$4,311,644,857
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(263,347)	$—	$—	$(263,347)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

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